Investment Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Investment Securities

AVAILABLE-FOR-SALE SECURITIES

Cost/amortized cost, unrealized gains and losses, and fair value of available-for-sale securities by type were as follows:

(dollars in millions)	Cost/ Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

December 31, 2015
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$112	$—	$(1)	$111
Obligations of states, municipalities, and political subdivisions	140	1	(1)	140
Non-U.S. government and government sponsored entities	126	1	(1)	126
Corporate debt	1,018	3	(22)	999
Mortgage-backed, asset-backed, and collateralized:
Residential mortgage-backed securities (“RMBS”)	128	—	—	128
Commercial mortgage-backed securities (“CMBS”)	117	—	(1)	116
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)	71	—	—	71
Total bonds	1,712	5	(26)	1,691
Preferred stock	14	—	(1)	13
Common stock	23	—	—	23
Other long-term investments	2	—	—	2
Total (a)	$1,751	$5	$(27)	$1,729

December 31, 2014
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$61	$3	$—	$64
Obligations of states, municipalities, and political subdivisions	99	3	—	102
Certificates of deposit and commercial paper (b)	3	—	—	3
Corporate debt	256	12	(1)	267
Mortgage-backed, asset-backed, and collateralized:
RMBS	71	2	—	73
CMBS	25	—	(1)	24
CDO/ABS	63	—	—	63
Total bonds	578	20	(2)	596
Preferred stock	7	—	—	7
Other long-term investments	1	—	—	1
Total (a)	$586	$20	$(2)	$604

(a)
Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2015 and 2014, which is classified as a restricted investment and carried at cost.

(b)	Includes certificates of deposit pledged as collateral, totaling $2 million at December 31, 2014, primarily to support bank lines of credit.

As of December 31, 2015, we had less than $1 million of available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income or loss, and, as of December 31, 2014, we had no available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income or loss.

Fair value and unrealized losses on available-for-sale securities by type and length of time in a continuous unrealized loss position were as follows:

	Less Than 12 Months		12 Months or Longer		Total
(dollars in millions)	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses

December 31, 2015
Bonds:
U.S. government and government sponsored entities	$102	$(1)	$—	$—	$102	$(1)
Obligations of states, municipalities, and political subdivisions	69	(1)	2	—	71	(1)
Non-U.S. government and government sponsored entities	19	(1)	—	—	19	(1)
Corporate debt	786	(22)	7	—	793	(22)
RMBS	107	—	—	—	107	—
CMBS	104	(1)	5	—	109	(1)
CDO/ABS	71	—	—	—	71	—
Total bonds	1,258	(26)	14	—	1,272	(26)
Preferred stock	2	—	6	(1)	8	(1)
Common stock	16	—	—	—	16	—
Other long-term investments	1	—	—	—	1	—
Total	$1,277	$(26)	$20	$(1)	$1,297	$(27)

December 31, 2014
Bonds:
U.S. government and government sponsored entities	$—	$—	$1	$—	$1	$—
Obligations of states, municipalities, and political subdivisions	27	—	1	—	28	—
Corporate debt	36	(1)	6	—	42	(1)
RMBS	9	—	—	—	9	—
CMBS	16	(1)	2	—	18	(1)
CDO/ABS	46	—	—	—	46	—
Total bonds	134	(2)	10	—	144	(2)
Preferred stock	6	—	—	—	6	—
Total	$140	$(2)	$10	$—	$150	$(2)

*	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.

We do not consider the above unrealized losses to be credit-related, as these unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. Additionally, at December 31, 2015, we have no plans to sell any investment securities with unrealized losses, and we believe it is more likely than not that we would not be required to sell such investment securities before recovery of their amortized cost.

We continue to monitor unrealized loss positions for potential impairments. During 2015, we recognized $1 million of other-than-temporary impairment credit loss write-downs on corporate debt to investment revenues. During 2014 and 2013, we did not recognize any other-than-temporary credit loss write-downs to investment revenues.

Changes in the cumulative amount of credit losses (recognized in earnings) on other-than-temporarily impaired available-for-sale securities were as follows:

(dollars in millions)
At or for the Years Ended December 31,	2015

Balance at beginning of period	$1
Additions:
Due to other-than-temporary impairments:
Impairment not previously recognized	1
Balance at end of period	$2

During 2014 and 2013, there were no additions or reductions in the cumulative amount of credit losses (recognized in earnings) on other-than-temporarily impaired available-for-sale securities.

The proceeds of available-for-sale securities sold or redeemed and the resulting realized gains, realized losses, and net realized gains were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Proceeds from sales and redemptions	$431	$280	$615

Realized gains	$15	$9	$5
Realized losses	(1)	(1)	(2)
Net realized gains	$14	$8	$3

Contractual maturities of fixed-maturity available-for-sale securities at December 31, 2015 were as follows:

(dollars in millions)	Fair Value	Amortized Cost

Fixed maturities, excluding mortgage-backed, asset-backed, and collateralized securities:
Due in 1 year or less	$170	$170
Due after 1 year through 5 years	602	607
Due after 5 years through 10 years	419	424
Due after 10 years	185	195
Mortgage-backed, asset-backed, and collateralized securities	315	316
Total	$1,691	$1,712

Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. We may sell investment securities before maturity to achieve corporate requirements and investment strategies.

The fair value of bonds on deposit with insurance regulatory authorities totaled $152 million at December 31, 2015, including $141 million of OneMain bonds as a result of the OneMain Acquisition, compared to $12 million at December 31, 2014.

TRADING AND OTHER SECURITIES

The fair value of trading and other securities by type was as follows:

(dollars in millions)
December 31,	2015	2014

Fixed maturity trading and other securities:
Bonds:
U.S. government and government sponsored entities	$—	$303
Obligations of states, municipalities, and political subdivisions	—	14
Certificates of deposit and commercial paper	—	238
Non-U.S. government and government sponsored entities	3	20
Corporate debt	124	1,056
Mortgage-backed, asset-backed, and collateralized:
RMBS	2	36
CMBS	2	151
CDO/ABS	—	512
Total bonds	131	2,330
Preferred stock	6	—
Total *	$137	$2,330

*	The fair value of other securities totaled $128 million at December 31, 2015 and $5 million at December 31, 2014.

The net unrealized and realized gains (losses) on our trading and other securities, which we report in investment revenues, were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Net unrealized losses on trading and other securities held at year end *	$—	$(9)
Net realized gains (losses) on trading and other securities sold or redeemed during the year *	(3)	5
Total	$(3)	$(4)

*	The net unrealized and realized gains (losses) on our other securities for the year ended December 31, 2013 were less than $1 million and, therefore, are not quantified in the table above.